10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of option-based payments and compensation

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2024	2025	2024

Remuneration or fees	$ 172,175	$ 171,200	$ 184,813
Option based payments (non-cash item)	395,589	203,254	42,090
Total compensation for key management personnel	$ 567,764	$ 374,454	$ 226,903